Retirement Benefits - Schedule of Projected Payments Venezuela (Details) - Non-U.S. Plans $ in Millions	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2017	$ 9.8
2018	9.9
2019	10.5
2020	12.3
2021	12.4
2022 through 2026	75.9
Venezuela
Defined Benefit Plan Disclosure [Line Items]
2017	0.9
2018	2.4
2019	6.9
2020	17.4
2021	43.5
2022 through 2026	$ 4,327.8